Related Party (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party (Tables)
Schedule of Unsecured notes payable
	June 31,	December 31,
	2021	2020
Unsecured note payable	$13,154,931	$13,154,931

Less discounts and debt issuance costs	(2,280,286)	(3,260,647)

Total unsecured note payable	10,874,645	9,894,284

Less current portion	-	-

Unsecured note payable, net of current portion	$10,874,645	$9,894,284

Schedule of profit share liabilities
Profit Share as of January 1, 2021	$2,305,308
Addition	-
Loss on change in fair value of profit share	249,825
Profit Share as of June 30, 2021	$2,555,133

Profit Share as of January 1, 2020	$2,328,845
Addition	-
Gain on change in fair value of profit share	(252,390)
Profit Share as of June 30, 2020	$2,076,455